PROPERTY AND EQUIPMENT, NET (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2018 RUB (₽)
PROPERTY AND EQUIPMENT, NET
Total	$ 1,172.4		₽ 51,463.0		₽ 81,448.0
Less: accumulated depreciation	(600.4)		(30,292.0)		(41,708.0)
Total property and equipment, net	572.0		21,171.0		39,740.0
Depreciation expenses related to property and equipment	141.5	₽ 9,833.0	9,131.0	₽ 7,655.0
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Total	713.4		34,165.0		49,570.0
Land, land rights and buildings
PROPERTY AND EQUIPMENT, NET
Total	234.1		5,835.0		16,261.0
Land Rights
PROPERTY AND EQUIPMENT, NET
Total	144.6				10,046.0
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Total	126.0		7,621.0		8,753.0
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Total	51.6		2,090.0		3,585.0
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Total	19.1		976.0		1,325.0
Other equipment
PROPERTY AND EQUIPMENT, NET
Total	7.5		82.0		519.0
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	20.7		694.0		1,435.0
Leasehold improvements included in assets not yet in use
PROPERTY AND EQUIPMENT, NET
Total	$ 3.6		₽ 32.0		₽ 250.0